Schedule of Stock Option Activities and Related Information (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of stock option, beginning balance	44,885	44,885	8,758	8,758
Weighted average exercise price, opening balance	$ 135.00	$ 135.00	$ 1,168.32	$ 1,168.32
Weighted average remaining contractual term granted		8 years 7 months 6 days	9 years 8 months 12 days	9 years 3 months 18 days	7 months 24 days	1 year 7 months 24 days
No. of stock option, beginning balance			42,986
Weighted average exercise price, granted			$ 28.80
Weighted-Average Remaining Contractual Life, Granted				9 years 6 months
No. of stock option, beginning balance		(6,115)	(8,912)
No. of stock option, beginning balance		38,770	42,832	44,885	8,758
Weighted average exercise price,ending balance		$ 58.80	$ 140.52	$ 135.00	$ 1,168.32
Weighted-Average Remaining Contractual Life, Vested and expected Ending				9 years 3 months 18 days
Weighted average remaining contractual term opening balance		9 years 3 months 18 days	7 years 9 months 18 days
Weighted average exercise price, expired	$ 617.96
No. of stock option, beginning balance		38,770	42,832
Weighted average remaining contractual term vested and expected vest ending balance		8 years 7 months 6 days	9 years
No. of stock option, beginning balance
Weighted average exercise price, exercised
No. of stock option, beginning balance
Weighted average exercise price, cancelled/forfeited
Weighted average remaining contractual term ending balance			9 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 140.52
Reverse Stock Splits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of stock option, beginning balance	44,885	44,885	8,758	8,758	9,526
Weighted average exercise price, opening balance	$ 135.00	$ 135.00	$ 1,182.60	$ 1,182.60	$ 1,303.44
No. of stock option, beginning balance				45,069
Weighted average exercise price, granted				$ 46.68
No. of stock option, beginning balance				(8,942)
Weighted-Average Grant Date Exercise Price, Cancelled/Forfeited					$ (919.20)
No. of Stock Option, Cancelled / Forfeited					(768)
No. of stock option, beginning balance				44,885	8,758	9,526
Weighted average exercise price,ending balance				$ 135.00	$ 1,182.60	$ 1,303.44
No. of Stock Option, Vested and expected				$ 44,885
Weighted-Average Grant Date Exercise Price, Vested and expected Ending Balance				$ 135.00